UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31

Date of reporting period: JULY 1, 2012 - JUNE 30, 2013

ITEM 1.	PROXY VOTING RECORD.

Issuer Name:  Doral Financial

Ticker:  DRL

CUSIP:  25811P886

Meeting Date:	June 19, 2013	Meeting Type:	Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following seven directors for a year term:

	Dennis G. Buchert	Issuer	For	For
	James E. Gilleran	Issuer	For	For
	Douglas L. Jacobs	Issuer	For	For
	David E. King	Issuer	For	For
	Gerard L. Smith	Issuer	For	For
	Glen R. Wakeman	Issuer	For	For

2	Ratification of Appointment of PricewaterhouseCoopers LLP
	as Independent Registered Public Accounting Firm for 2012:	Issuer	For	For

3	Advisory Vote on the Compensation of Our:
	Named Executive Officers	Issuer	For	For

4	Authorization and approval an amendment to the restated
certificate of incorporation, as amended, to effect a reverse stock split of the corporation’s outstanding common stock at a ratio within a range of 1-for-15 to 1-for-25, together with the corresponding proportional reduction in the number of
authorized shares of common stock:
		Issuer	For	For

5	Approve the adjournment or postponent of the annual meeting
	of the stockholders to a later date or dates, if necessary to solicit additional proxies	Issuer	For	For

Issuer Name:  Hawaiian Telecom Holdco, Inc

Ticker:  HCOM

CUSIP:  420031-106

Meeting Date:	May 3, 2013	Meeting Type:	Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following seven directors for a year term:

	Richard A. Jalkut	Issuer	For	For
	Kurt M. Cellar	Issuer	For	For
	Walter A. Dods, Jr.	Issuer	For	For
	Warren H. Haruki	Issuer	For	For
	Steven C. Oldham	Issuer	For	For
	Bernard R. Phillips III	Issuer	For	For
	Eric K. Yeaman	Issuer	For	For

4	To ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for 2013:

		Issuer	For	For

Issuer Name:  DeepOcean Group Holding AS

Ticker:

CUSIP:

Meeting Date:	September 28, 2012	Meeting Type:	Extraordinary

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Opening of shareholder meeting and registration of
	attending shareholders	Issuer	For	For

2	Appointment of a chairman of the shareholders meeting
	And a person to cosign the minutes together with chairman	Issuer	For	For

3	Approval of the notice to the meeting and the agenda	Issuer	For	For

4	Relocation of the ultimate parent company of the
	DeepOcean Group	Issuer	For	For

Issuer Name:  DeepOcean Group Holding B.V.

Ticker:

CUSIP:

Meeting Date:	June 14, 2013	Meeting Type:	Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Opening of shareholder meeting and registration of
	attending shareholders	Issuer	For	For

2	Appointment of Bart H. Heijermans (CEO) as chairman of	Issuer	For	For
The AGM and appointment of the secretary of the AGM

3	Approval of the agenda of the meeting	Issuer	For	For

4	Adoption of annual accounts 2012 and appropriation	Issuer	For	For
of profits

5	Approval of annual report 2012 and granting discharge	Issuer	For	For
for the board members of their management pursued over
the financial year 2012

6 (A)	Approval of remuneration of Board member for the	Issuer	For	For
Period from 1 January 2013 up to 30 June 2013

6 (B)	Approval of remuneration of Board member for the	Issuer	For	For
Period from 1 July 2013 up to 30 June 2014

7	Implementation of the one tier board-Amendments A, B	Issuer	For	For
and D of the amendment to the shareholders’ Agreement;
amendment of the articles of association of the
company and appointment of representatives to have the
amendments executed, appointment of executive and
non-executive Board members

8	Amendment C of the amendment to the Shareholders’	Issuer	For	For
Agreement

9	Closing	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Elizabeth Greenwood

Name:	Elizabeth Greenwood
Title:	Chief Compliance Officer
Date:	as of August 30, 2013